Property and Equipment (Tables)	9 Months Ended
Sep. 30, 2016
Property, Plant and Equipment [Abstract]
Property, plant and equipment

Property and equipment consist of the following:

	December 31,		September 30, 2016
	2014	2015
			(unaudited)
Lab equipment	1,211,476	1,284,626	1,314,060
Computer equipment	166,149	182,266	165,415
Computer software	289,278	302,549	299,227
Furniture and fixtures	178,886	184,233	184,233
Tenant improvements	738,930	763,898	763,898
Other office equipment	38,753	38,753	20,591

	2,623,472	2,756,325	2,747,424
Less accumulated depreciation	(1,270,808)	(1,729,541)	(1,802,417)

	1,352,664	1,026,784	945,007